Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Growth Opportunities Portfolio

March 31, 2020

VIPGRO-QTLY-0520
1.799866.116

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
COMMUNICATION SERVICES - 15.7%
Entertainment - 2.9%
Activision Blizzard, Inc.	93,948	$5,588,027
CD Projekt RED SA	4,500	309,921
Roku, Inc. Class A (a)	122,492	10,715,600
Sea Ltd. ADR (a)(b)	288,260	12,772,801
The Walt Disney Co.	72,651	7,018,087
Ubisoft Entertainment SA (a)	8,400	613,965
		37,018,401
Interactive Media & Services - 10.2%
Alphabet, Inc.:
Class A (a)	19,176	22,281,553
Class C (a)	49,423	57,469,559
Facebook, Inc. Class A (a)	277,979	46,366,897
IAC/InterActiveCorp (a)	17,599	3,154,269
		129,272,278
Media - 0.8%
Comcast Corp. Class A	299,090	10,282,714
Wireless Telecommunication Services - 1.8%
T-Mobile U.S., Inc. (a)	268,399	22,518,676

TOTAL COMMUNICATION SERVICES		199,092,069

CONSUMER DISCRETIONARY - 16.4%
Automobiles - 2.2%
Tesla, Inc. (a)	51,825	27,156,300
Diversified Consumer Services - 0.2%
Arco Platform Ltd. Class A (a)	67,277	2,843,126
Hotels, Restaurants & Leisure - 0.5%
Hilton Grand Vacations, Inc. (a)	8,400	132,468
McDonald's Corp.	2,200	363,770
Planet Fitness, Inc. (a)	51,600	2,512,920
Starbucks Corp.	46,547	3,060,000
		6,069,158
Internet & Direct Marketing Retail - 10.5%
Alibaba Group Holding Ltd. sponsored ADR (a)	83,786	16,294,701
Amazon.com, Inc. (a)	38,763	75,576,996
MakeMyTrip Ltd. (a)(b)	49,100	586,991
Meituan Dianping Class B (a)	564,916	6,734,503
MercadoLibre, Inc. (a)	6,126	2,993,041
Naspers Ltd. Class N	22,520	3,200,417
Pinduoduo, Inc. ADR (a)	364,099	13,118,487
Prosus NV (a)	46,773	3,275,086
The Booking Holdings, Inc. (a)	6,210	8,354,437
Wayfair LLC Class A (a)	51,702	2,762,955
		132,897,614
Specialty Retail - 2.7%
Carvana Co. Class A (a)(b)	483,570	26,639,871
Floor & Decor Holdings, Inc. Class A (a)	115,958	3,721,092
Lowe's Companies, Inc.	48,454	4,169,467
		34,530,430
Textiles, Apparel & Luxury Goods - 0.3%
Allbirds, Inc. (a)(c)(d)	6,630	55,162
lululemon athletica, Inc. (a)	20,872	3,956,288
		4,011,450

TOTAL CONSUMER DISCRETIONARY		207,508,078

CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.1%
Performance Food Group Co. (a)	49,400	1,221,168
Food Products - 0.2%
Beyond Meat, Inc. (b)	30,943	2,060,804
Tobacco - 0.0%
JUUL Labs, Inc. Class B (a)(c)(d)	560	53,525

TOTAL CONSUMER STAPLES		3,335,497

ENERGY - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Reliance Industries Ltd.	1,203,714	17,793,776
FINANCIALS - 2.1%
Banks - 0.2%
HDFC Bank Ltd. sponsored ADR	55,705	2,142,414
Capital Markets - 0.8%
Charles Schwab Corp.	43,400	1,459,108
London Stock Exchange Group PLC	67,203	6,011,698
MSCI, Inc.	3,300	953,568
XP, Inc. Class A (a)	111,500	2,150,835
		10,575,209
Consumer Finance - 1.1%
LendingTree, Inc. (a)(b)	75,523	13,850,163
Synchrony Financial	36,700	590,503
		14,440,666

TOTAL FINANCIALS		27,158,289

HEALTH CARE - 14.7%
Biotechnology - 5.1%
ACADIA Pharmaceuticals, Inc. (a)	15,300	646,425
Acceleron Pharma, Inc. (a)	17,000	1,527,790
Agios Pharmaceuticals, Inc. (a)	38,800	1,376,624
Aimmune Therapeutics, Inc. (a)(b)	65,300	941,626
Alexion Pharmaceuticals, Inc. (a)	102,867	9,236,428
Alnylam Pharmaceuticals, Inc. (a)	38,760	4,219,026
Applied Therapeutics, Inc. (a)	17,000	555,730
Arcutis Biotherapeutics, Inc. (a)	33,800	1,007,240
Argenx SE ADR (a)	4,700	619,131
Ascendis Pharma A/S sponsored ADR (a)	13,500	1,520,235
BeiGene Ltd. (a)	23,800	229,633
BioNTech SE ADR (a)(b)	8,247	481,625
Black Diamond Therapeutics, Inc. (a)	8,600	214,570
bluebird bio, Inc. (a)(b)	46,082	2,117,929
Blueprint Medicines Corp. (a)	3,400	198,832
Crinetics Pharmaceuticals, Inc. (a)	73,914	1,086,536
FibroGen, Inc. (a)	116,577	4,051,051
G1 Therapeutics, Inc. (a)	26,600	293,132
Gritstone Oncology, Inc. (a)	73,900	430,098
Insmed, Inc. (a)	327,303	5,246,667
Intercept Pharmaceuticals, Inc. (a)	12,200	768,112
Morphic Holding, Inc.	38,600	566,648
Neurocrine Biosciences, Inc. (a)	38,722	3,351,389
Passage Bio, Inc.	48,600	765,450
Regeneron Pharmaceuticals, Inc. (a)	17,682	8,633,944
Revolution Medicines, Inc.	29,000	635,390
Sage Therapeutics, Inc. (a)	12,800	367,616
Sarepta Therapeutics, Inc. (a)	38,613	3,777,124
Vertex Pharmaceuticals, Inc. (a)	39,998	9,517,524
Zymeworks, Inc. (a)	13,900	493,033
		64,876,558
Health Care Equipment & Supplies - 4.0%
Boston Scientific Corp. (a)	382,092	12,467,662
DexCom, Inc. (a)	16,600	4,469,882
Insulet Corp. (a)	26,800	4,440,224
Intuitive Surgical, Inc. (a)	11,930	5,907,855
iRhythm Technologies, Inc. (a)(b)	22,700	1,846,645
Masimo Corp. (a)	20,780	3,680,554
Novocure Ltd. (a)	85,646	5,767,402
Penumbra, Inc. (a)	29,400	4,743,102
SmileDirectClub, Inc. (a)(b)	801,788	3,744,350
TransMedics Group, Inc.	277,682	3,354,399
		50,422,075
Health Care Providers & Services - 4.1%
1Life Healthcare, Inc. (a)	175,020	3,176,613
Centene Corp. (a)	72,500	4,307,225
Cigna Corp.	51,245	9,079,589
Humana, Inc.	35,372	11,107,515
UnitedHealth Group, Inc.	98,748	24,625,776
		52,296,718
Health Care Technology - 0.1%
Inspire Medical Systems, Inc. (a)	5,400	325,512
Veeva Systems, Inc. Class A (a)	4,300	672,391
		997,903
Life Sciences Tools & Services - 0.2%
10X Genomics, Inc. (a)	7,600	473,632
Bruker Corp.	57,437	2,059,691
		2,533,323
Pharmaceuticals - 1.2%
AstraZeneca PLC sponsored ADR	14,600	652,036
Bristol-Myers Squibb Co.	50,931	2,838,894
Bristol-Myers Squibb Co. rights (a)	23,300	88,540
IMARA, Inc.	40,200	644,406
Nabriva Therapeutics PLC (a)(b)	810,800	466,210
Nektar Therapeutics (a)	168,699	3,011,277
Roche Holding AG (participation certificate)	19,852	6,387,223
Theravance Biopharma, Inc. (a)	39,100	903,601
		14,992,187

TOTAL HEALTH CARE		186,118,764

INDUSTRIALS - 5.6%
Aerospace & Defense - 0.2%
Northrop Grumman Corp.	7,649	2,314,205
Airlines - 1.0%
JetBlue Airways Corp. (a)	706,570	6,323,802
Spirit Airlines, Inc. (a)(b)	492,483	6,348,106
		12,671,908
Building Products - 0.0%
Jeld-Wen Holding, Inc. (a)	21,300	207,249
Construction & Engineering - 0.0%
AECOM (a)	8,900	265,665
Electrical Equipment - 0.5%
Sensata Technologies, Inc. PLC (a)	8,100	234,333
Sunrun, Inc. (a)	299,374	3,023,677
Vestas Wind Systems A/S	41,757	3,397,587
		6,655,597
Industrial Conglomerates - 0.1%
General Electric Co.	82,800	657,432
Machinery - 0.2%
Fortive Corp.	4,800	264,912
Minebea Mitsumi, Inc.	191,351	2,872,267
		3,137,179
Professional Services - 0.4%
Clarivate Analytics PLC (a)	100,400	2,083,300
TransUnion Holding Co., Inc.	48,137	3,185,707
		5,269,007
Road & Rail - 3.2%
Lyft, Inc.	550,316	14,775,985
Uber Technologies, Inc.	901,193	25,161,309
		39,937,294

TOTAL INDUSTRIALS		71,115,536

INFORMATION TECHNOLOGY - 38.1%
Electronic Equipment & Components - 0.3%
CDW Corp.	8,900	830,103
Flextronics International Ltd. (a)	342,852	2,871,386
		3,701,489
IT Services - 8.7%
Alliance Data Systems Corp.	54,800	1,844,020
Black Knight, Inc. (a)	12,400	719,944
EPAM Systems, Inc. (a)	12,300	2,283,618
Fidelity National Information Services, Inc.	36,806	4,477,082
Gartner, Inc. (a)	2,700	268,839
GDS Holdings Ltd. ADR (a)(b)	239,545	13,886,424
Genpact Ltd.	98,780	2,884,376
Global Payments, Inc.	46,574	6,717,368
GoDaddy, Inc. (a)	172,006	9,823,263
MasterCard, Inc. Class A	56,356	13,613,355
MongoDB, Inc. Class A (a)(b)	29,476	4,024,653
PayPal Holdings, Inc. (a)	89,347	8,554,082
Riskified Ltd. (c)(d)	500	97,015
Riskified Ltd. warrants (a)(c)(d)	147	0
Square, Inc. (a)	47,600	2,493,288
Twilio, Inc. Class A (a)(b)	81,052	7,253,343
Visa, Inc. Class A	107,833	17,374,053
Wix.com Ltd. (a)	135,090	13,619,774
		109,934,497
Semiconductors & Semiconductor Equipment - 7.2%
Applied Materials, Inc.	118,195	5,415,695
Broadcom, Inc.	11,850	2,809,635
Enphase Energy, Inc. (a)	45,200	1,459,508
Lam Research Corp.	26,744	6,418,560
Marvell Technology Group Ltd.	386,370	8,743,553
Micron Technology, Inc. (a)	331,455	13,940,997
NVIDIA Corp.	87,863	23,160,687
NXP Semiconductors NV	185,545	15,387,247
ON Semiconductor Corp. (a)	422,739	5,258,873
Qualcomm, Inc.	43,453	2,939,595
SolarEdge Technologies, Inc. (a)(b)	54,343	4,449,605
Universal Display Corp.	10,500	1,383,690
		91,367,645
Software - 17.3%
Adobe, Inc. (a)	50,457	16,057,436
Autodesk, Inc. (a)	68,585	10,706,119
Ceridian HCM Holding, Inc. (a)	4,900	245,343
Cloudflare, Inc. (a)	22,697	532,926
Coupa Software, Inc. (a)	24,360	3,403,823
DocuSign, Inc. (a)	37,052	3,423,605
Dynatrace, Inc.	155,800	3,714,272
Elastic NV (a)	82,881	4,625,589
HubSpot, Inc. (a)	47,693	6,352,231
Intuit, Inc.	15,790	3,631,700
Lightspeed POS, Inc. (a)	136,126	1,841,710
Microsoft Corp.	714,144	112,627,642
Nutanix, Inc. Class A (a)	53,700	848,460
Q2 Holdings, Inc. (a)	5,900	348,454
RingCentral, Inc. (a)	8,743	1,852,729
Salesforce.com, Inc. (a)	185,631	26,727,151
ServiceNow, Inc. (a)	27,318	7,828,792
Snowflake Computing, Inc. Class B (c)(d)	1,186	45,981
SS&C Technologies Holdings, Inc.	37,200	1,630,104
The Trade Desk, Inc. (a)(b)	41,045	7,921,685
Workday, Inc. Class A (a)	26,693	3,475,962
Xero Ltd. (a)	14,837	619,763
Zendesk, Inc. (a)	9,200	588,892
		219,050,369
Technology Hardware, Storage & Peripherals - 4.6%
Apple, Inc.	221,651	56,363,633
Western Digital Corp.	53,697	2,234,869
		58,598,502

TOTAL INFORMATION TECHNOLOGY		482,652,502

MATERIALS - 1.5%
Chemicals - 1.5%
LG Chemical Ltd.	31,956	7,994,570
Olin Corp.	453,283	5,289,813
The Chemours Co. LLC	624,687	5,540,974
		18,825,357
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.4%
American Tower Corp.	21,085	4,591,259
Real Estate Management & Development - 0.1%
Redfin Corp. (a)(b)	121,886	1,879,482

TOTAL REAL ESTATE		6,470,741

UTILITIES - 0.9%
Electric Utilities - 0.8%
NextEra Energy, Inc.	14,813	3,564,304
ORSTED A/S (e)	68,294	6,685,822
		10,250,126
Independent Power and Renewable Electricity Producers - 0.1%
Sunnova Energy International, Inc. (b)	98,815	995,067

TOTAL UTILITIES		11,245,193

TOTAL COMMON STOCKS
(Cost $913,221,667)		1,231,315,802

Convertible Preferred Stocks - 1.6%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Neutron Holdings, Inc. Series C (a)(c)(d)	1,673,000	231,711
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (a)(c)(d)	2,615	21,757
Series B (a)(c)(d)	460	3,827
Series C (a)(c)(d)	4,390	36,525
Series Seed (a)(c)(d)	1,405	11,690
		73,799

TOTAL CONSUMER DISCRETIONARY		305,510

CONSUMER STAPLES - 1.1%
Food & Staples Retailing - 0.1%
Blink Health LLC Series C (c)(d)	27,201	983,022
Sweetgreen, Inc.:
Series C (c)(d)	749	9,520
Series D (c)(d)	12,050	153,156
Series I (c)(d)	28,401	360,977
		1,506,675
Tobacco - 1.0%
JUUL Labs, Inc.:
Series C (a)(c)(d)	131,549	12,573,453
Series D (a)(c)(d)	741	70,825
		12,644,278

TOTAL CONSUMER STAPLES		14,150,953

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Sonder Holdings, Inc. Series D (c)(d)	28,666	193,496
Insurance - 0.0%
Clover Health Series D (a)(c)(d)	65,670	233,129

TOTAL FINANCIALS		426,625

HEALTH CARE - 0.0%
Biotechnology - 0.0%
Nuvation Bio, Inc. Series A (c)(d)(f)	398,600	307,472
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series I (a)(c)(d)	3,941	773,579
Road & Rail - 0.2%
Convoy, Inc. Series D (c)(d)	197,216	2,263,724

TOTAL INDUSTRIALS		3,037,303

INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.0%
Riskified Ltd. Series E (c)(d)	700	135,821
Software - 0.2%
ACV Auctions, Inc. Series E (c)(d)	482,013	2,593,230

TOTAL INFORMATION TECHNOLOGY		2,729,051

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $9,538,769)		20,956,914
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.49% 4/23/20
(Cost $1,059,038)	1,060,000	1,059,975
	Shares	Value

Money Market Funds - 6.8%
Fidelity Cash Central Fund 0.29% (g)	11,791,036	$11,794,573
Fidelity Securities Lending Cash Central Fund 0.28% (g)(h)	74,271,171	74,286,025
TOTAL MONEY MARKET FUNDS
(Cost $86,074,995)		86,080,598

Equity Funds - 0.4%
Domestic Equity Funds - 0.4%
iShares Russell 1000 Growth Index ETF
(Cost $5,526,803)	37,200	5,604,180
TOTAL INVESTMENT IN SECURITIES - 106.1%
(Cost $1,015,421,272)		1,345,017,469
NET OTHER ASSETS (LIABILITIES) - (6.1)%		(77,879,632)
NET ASSETS - 100%		$1,267,137,837

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,208,595 or 1.7% of net assets.

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,685,822 or 0.5% of net assets.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
ACV Auctions, Inc. Series E	11/6/19	$2,665,628
Allbirds, Inc.	10/9/18	$72,712
Allbirds, Inc. Series A	10/9/18	$28,679
Allbirds, Inc. Series B	10/9/18	$5,045
Allbirds, Inc. Series C	10/9/18	$48,146
Allbirds, Inc. Series Seed	10/9/18	$15,409
Blink Health LLC Series C	11/7/19	$1,038,425
Clover Health Series D	6/7/17	$615,840
Convoy, Inc. Series D	10/30/19	$2,670,305
JUUL Labs, Inc. Class B	11/21/17	$0
JUUL Labs, Inc. Series C	5/22/15	$0
JUUL Labs, Inc. Series D	6/25/18	$0
Neutron Holdings, Inc. Series C	7/3/18	$305,891
Nuvation Bio, Inc. Series A	6/17/19	$307,472
Riskified Ltd.	12/20/19	$112,984
Riskified Ltd. Series E	10/28/19	$166,502
Riskified Ltd. warrants	10/28/19	$0
Snowflake Computing, Inc. Class B	3/19/20	$46,001
Sonder Holdings, Inc. Series D	12/20/19	$300,878
Space Exploration Technologies Corp. Series I	4/5/18	$666,029
Sweetgreen, Inc. Series C	9/13/19	$12,808
Sweetgreen, Inc. Series D	9/13/19	$206,055
Sweetgreen, Inc. Series I	9/13/19	$485,657

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$34,943
Fidelity Securities Lending Cash Central Fund	702,808
Total	$737,751

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.  Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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